Note 18 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of defined contribution plans [text block]
18.	Employee benefit plans

a)	The Group’s contributions to various defined contribution plans for each of the years ended December 31, 2025, 2024 and 2023 were $354,342, $314,843 and $358,957, respectively.